Note 15 - Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		8 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2008 Hecla Charitable Foundation [Member]
Note 15 - Related Party Transactions (Details) [Line Items]
Shares Contributed To Charitable Organization (in Shares)			550,000
Shares Contributed To Charitable Organization, Value			$ 5.1
Charitable Cash Contributions	$ 2.0	$ 1.5